February 26, 2010


Securities and Exchange Commission
Public Filing Desk
101 F Street, N.E.
Washington, DC 20549


Re:   Touchstone Variable Series Trust
      File No. 33-76566



Ladies and Gentlemen:

On behalf of the Touchstone Variable Series Trust ("Registrant"), attached for filing is Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A. The Amendment is being filed to implement the summary prospectus rule.

If you have any questions about this matter please contact the undersigned at 513.878.4066.

Very truly yours,

/s/ Jay S. Fitton

Jay S. Fitton
Secretary